INTANGIBLE ASSETS NET (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
INTANGIBLE ASSETS NET
Online course and software copyrights	$ 601,057	$ 615,220
Software copyrights	15,288	15,649
Sub-total	616,345	630,869
Less: accumulated amortization	(303,509)	(279,189)
Intangible asset, net	$ 312,836	$ 351,680